N-2	Jan. 22, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0002001586
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	CION GROSVENOR INFRASTRUCTURE MASTER FUND, LLC
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	845-2577
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets of the Master Fund):
Management Fee(1)	1.60%
Other Expenses(2)	2.16%
Acquired Fund Fees and Expenses(3)	0.06%
Interest Payments on Borrowed Funds(4)	0.37%
Total Annual Expenses	4.19%
Fee Waiver and Expense Reimbursements(5)	1.16%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	3.03%

(1)	The Management Fee is payable by the Master Fund, but will be borne indirectly by investors in the Feeder Fund as a result of the Feeder Fund’s investment in the Master Fund. The Master Fund will calculate and pay the Adviser the Management Fee monthly at the annual rate of 1.60% of the average daily value of the Master Fund’s net assets.
(2)	“Other Expenses” are estimated based on average net assets of the Master Fund of $375 million and anticipated expenses for the first year of the Master Fund’s operations. The Other Expenses include, among other things, professional fees and other expenses that the Master Fund will bear, including initial and ongoing offering costs and fees and expenses of the transfer agent and custodian and includes amounts that the Master Fund reimburses to the Adviser for administrative services that the Adviser provides or arranges to be provided to the Master Fund. Other Expenses are estimated for the first 12 months of operations.
(3)	Includes estimated fees and expenses of the Infrastructure Funds in which the Master Fund intends to invest based upon estimated net assets of the Master Fund of $375 million. The AFFE are based on estimated amounts for the Master Fund’s first 12 months of operations. Some or all of the Infrastructure Funds in which the Master Fund intends to invest charge carried interests, incentive fees or allocations based on the Infrastructure Funds’ performance. The Infrastructure Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The AFFE disclosed above are based on historic returns of the Infrastructure Funds in which the Master Fund anticipates investing during the first 12 months of operations, which may change substantially over time, therefore, significantly affecting AFFE. The AFFE shown in the expense table above reflects operating expenses of Infrastructure Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of Infrastructure Funds) after refunds, excluding any performance-based fees or allocations paid by Infrastructure Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in Infrastructure Funds.
(4)	These expenses represent estimated interest payments the Master Fund expects to incur in connection with its credit facility during the first 12 months of operations. The table assumes an average use of leverage by the Master Fund in an amount equal to 1.07% of the Master Fund’s average net assets of $375 million and assumes the annual interest rate on borrowings is 34.55%. See “Grosvenor and the GCM Infrastructure Platform—Leverage” in the Feeder Fund Registration Statement.
(5)	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Master Fund for a one-year term beginning on the initial closing date for Master Fund Shares and ending on the one year anniversary thereof (the “Limitation Period”) to pay, waive, or reimburse the Master Fund’s expenses during the Limitation Period such that the Master Fund’s total annual operating expenses (exclusive of certain “Specified “Expenses” listed below) do not exceed 1.00% per annum of the Master Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Specified Expenses” is defined to include (i) all fees and expenses of the investments in which the Master Fund invests (including the underlying fees of Infrastructure Funds, Infrastructure Assets and other investments); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Infrastructure Funds, Infrastructure Assets and other investments; (iv) interest payments incurred on borrowing by the Master Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund; (vi) distribution and/or shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders. To the extent that the Master Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will waive fees or pay or reimburse expenses of the Master Fund to the extent necessary to eliminate such excess. The Adviser or its affiliates may also directly pay expenses on behalf of the Master Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives fees, reimburses expenses to the Master Fund or the Adviser or its affiliates pay expenses directly on behalf of the Master Fund, it is permitted to recoup from the Master Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary Operating Expenses have fallen to a level below the Expense Cap and the recouped amount does not raise the aggregate level of ordinary Operating Expenses in the month of recoupment to a level that exceeds any expense cap applicable at such time. The Expense Limitation and Reimbursement Agreement may be terminated only by the Board on notice to the Adviser.

Management Fees [Percent]	1.60%	[1]
Interest Expenses on Borrowings [Percent]	0.37%	[2]
Acquired Fund Fees and Expenses [Percent]	0.06%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.16%	[4]
Total Annual Expenses [Percent]	4.19%
Waivers and Reimbursements of Fees [Percent]	1.16%	[5]
Net Expense over Assets [Percent]	3.03%
Expense Example [Table Text Block]

Example:

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$31	$117	$204	$429

The purpose of this table is to assist an investor (a “Member”) in understanding the various costs and expenses that a Member in the Master Fund will bear directly or indirectly. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Master Fund, see the section entitled “Fees and Expenses” in the Feeder Fund’s Confidential Private Placement Memorandum included in the Feeder Fund’s Registration Statement on Form N-2.

The Example is based on the expenses set forth in the table above and should not be considered a representation of the Master Fund’s future expenses. Actual expenses of the Master Fund may be higher or lower than those shown. Moreover, the annual return may be greater or less than the hypothetical 5% return in the table above; if the annual return were greater, the amount of fees and expenses would increase.

Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	117
Expense Example, Years 1 to 5	204
Expense Example, Years 1 to 10	$ 429
Purpose of Fee Table , Note [Text Block]

The purpose of this table is to assist an investor (a “Member”) in understanding the various costs and expenses that a Member in the Master Fund will bear directly or indirectly. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Master Fund, see the section entitled “Fees and Expenses” in the Feeder Fund’s Confidential Private Placement Memorandum included in the Feeder Fund’s Registration Statement on Form N-2.

Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets of the Master Fund
Other Expenses, Note [Text Block]	“Other Expenses” are estimated based on average net assets of the Master Fund of $375 million and anticipated expenses for the first year of the Master Fund’s operations. The Other Expenses include, among other things, professional fees and other expenses that the Master Fund will bear, including initial and ongoing offering costs and fees and expenses of the transfer agent and custodian and includes amounts that the Master Fund reimburses to the Adviser for administrative services that the Adviser provides or arranges to be provided to the Master Fund. Other Expenses are estimated for the first 12 months of operations.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is payable by the Master Fund, but will be borne indirectly by investors in the Feeder Fund as a result of the Feeder Fund’s investment in the Master Fund. The Master Fund will calculate and pay the Adviser the Management Fee monthly at the annual rate of 1.60% of the average daily value of the Master Fund’s net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
ITEM 17.	INVESTMENT OBJECTIVE AND POLICIES.

Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund’s investment process, is incorporated by reference from the sections entitled “Investment Objective, Opportunities And Strategies” and “Types of Investments and Related Risks” in the Feeder Fund’s Registration Statement, to the extent applicable to the Master Fund.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
ITEM 10.1	SHARES

The Master Fund is organized as a limited liability company under the laws of the State of Delaware and will be classified as a partnership for U.S. federal income tax purposes. The rights of each Member in the Master Fund will be established and governed by the Amended and Restated Limited Liability Company Operating Agreement of the Master Fund, dated and effective as of July 25, 2024 (the “LLC Agreement”). A Member and its advisers should carefully review the LLC Agreement, as each Member will agree to be bound by its terms and conditions. The following is a summary description of certain provisions of the LLC Agreement. The description of such provisions is not definitive and is qualified in its entirety by reference to the LLC Agreement. For purposes of this Item 10.1, capitalized terms that are not otherwise defined shall have the respective meanings set forth in the LLC Agreement. Reference should be made to the complete text of the LLC Agreement. The information required by Item 10.1(e) of Form N-2 is incorporated herein by reference to the section entitled “Dividend Reinvestment Plan” in the Feeder Fund’s Registration Statement, to the extent applicable to the Master Fund.

An investor in the Master Fund will be a Member of the Master Fund and his or her rights in the Master Fund will be established and governed by the LLC Agreement. A prospective investor and his or her advisers should carefully review the LLC Agreement as each Member will agree to be bound by its terms and conditions. The following is a summary description of additional items and of select provisions of the LLC Agreement that may not be described elsewhere in this Registration Statement. The description of such items and provisions is not definitive and reference should be made to the complete text of the LLC Agreement.

Members

Persons who purchase Shares will be Members of the Master Fund. The Adviser may invest in the Master Fund as a Member.

Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. All Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.

Shares may only be transferred with consent from the Board of Directors. Any Shares held by a Member may be transferred only (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Member or (2) with the consent of the Board of Directors or their delegate (which may be withheld in the Board of Directors’ or their delegate’s sole and absolute discretion).

Other Provisions

The LLC Agreement includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Master Fund, to change the composition of the Board or convert the Master Fund to open-end status. These provisions may have the effect of discouraging attempts to acquire control of the Master Fund, which attempts could have the effect of increasing the expenses of the Master Fund and interfering with the normal operation of the Master Fund. The Directors are elected for indefinite terms and do not stand for reelection. A Director may be removed from office (i) at any meeting of Members by a vote of not less than two-thirds of the outstanding voting Shares or (ii) with or without cause at any time by written instrument signed by at least two-thirds of the number of Directors prior to such removal, specifying the date when such removal shall become effective. The Directors may also fill vacancies caused by enlargement of their number or by the death, resignation or removal of a Director. The LLC Agreement requires the affirmative vote of not less than seventy-five percent (75%) of the Shares of the Master Fund to approve, adopt or authorize an amendment to the LLC Agreement that makes the Shares a “redeemable security” as that term is defined in the 1940 Act, unless such amendment has been approved by a majority of the Directors then in office, in which case approval by the vote of a majority of the outstanding voting securities, as defined in the 1940 Act, is required, notwithstanding any provisions of the Bylaws. Upon the adoption of a proposal to convert the Master Fund from a “closed-end company” to an “open-end company”, as those terms are defined by the 1940 Act, and the necessary amendments to the LLC Agreement to permit such a conversion of the Master Fund’s outstanding Shares entitled to vote, the Master Fund shall, upon complying with any requirements of the 1940 Act and state law, become an “open-end” investment company. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law, or any agreement between the Master Fund and any securities exchange.

Limitation of Liability; Indemnification

The LLC Agreement provides that the Directors and former Directors of the Board and officers and former officers of the Master Fund shall not be liable to the Master Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The LLC Agreement also contains provisions for the indemnification, to the extent permitted by law, of the Directors and former Directors of the Board and officers and former officers of the Master Fund (as well as certain other related parties) by the Master Fund (but not by the Members individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Master Fund. Persons extending credit to, contracting with or having any claim against the Master Fund shall look only to the assets of the Master Fund for payment under such credit, contract or claim, and neither the Members nor the Directors, nor any of the Director’s officers, employees or agents, whether past, present or future, shall be personally liable therefore. The rights of indemnification and exculpation provided under the LLC Agreement shall not be construed so as to limit liability or provide for indemnification of the Directors and former Directors of the Board, officers and former officers of the Master Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the LLC Agreement to the fullest extent permitted by law.

Derivative Actions, Direct Actions and Exclusive Jurisdiction

Each Director, each officer, each Member and each other person legally or beneficially owning a Share or an interest in a Share (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law (i) irrevocably agrees that any claims, suits, actions or proceedings asserting a claim governed by the internal affairs (or similar) doctrine or arising out of or relating in any way to the Master Fund, the Delaware Limited Liability Company Act, as amended (the “Delaware Act”), the LLC Agreement (including, without limitation, any claims, suits, actions or proceedings to interpret, apply or enforce (A) the provisions of the LLC Agreement, or (B) the duties (including fiduciary duties), obligations or liabilities of the Master Fund to the Members or the Directors, or of officers or the Board of Directors to the Master Fund, to the Members or each other, or (C) the rights or powers of, or restrictions on, the Master Fund, the officers, the Directors or the Members, or (D) any provision of the Delaware Act or other laws of the State of Delaware pertaining to limited liability companies, or (E) any other instrument, document, agreement or certificate contemplated by any provision of the Delaware Act, the LLC Agreement relating in any way to the Master Fund (regardless, in each case, of whether such claims, suits, actions or proceedings (x) sound in contract, tort, fraud or otherwise, (y) are based on common law, statutory, equitable, legal or other grounds, or (z) are derivative or direct claims)), shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper and (iv) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (iv) hereof shall affect or limit any right to serve process in any other manner permitted by law. However, the foregoing shall not apply to any claims asserted under the U.S. federal securities laws, including, without limitation, the 1940 Act, to the extent such provision violates the U.S. federal securities laws.

Amendment of the LLC Agreement

The LLC Agreement may generally be amended, in whole or in part, with the approval of a majority of the Board (including a majority of the Independent Directors, if required by the 1940 Act) and without the approval of the Members unless the approval of Members is required under 1940 Act or such an amendment would limit Member rights, as discussed in the LLC Agreement.

Term and Dissolution

Unless dissolved, wound up and terminated as provided in the LLC Agreement, the Master Fund shall continue without limitation of time. The Master Fund shall be dissolved upon the first to occur of the following (i) by a vote of Members holding at least a majority of the Shares outstanding to dissolve the Master Fund or a vote of the Board of Directors to dissolve the Master Fund without the need for a Member vote, (ii) at any time there are no Members of the Master Fund, unless the business of the Master Fund is continued in accordance with the Delaware Act and (iii) a decree of judicial dissolution of the Master Fund under Section 18-802 of the Delaware Act.

Security Voting Rights [Text Block]	Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Security Liabilities [Text Block]

Limitation of Liability; Indemnification

The LLC Agreement provides that the Directors and former Directors of the Board and officers and former officers of the Master Fund shall not be liable to the Master Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The LLC Agreement also contains provisions for the indemnification, to the extent permitted by law, of the Directors and former Directors of the Board and officers and former officers of the Master Fund (as well as certain other related parties) by the Master Fund (but not by the Members individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Master Fund. Persons extending credit to, contracting with or having any claim against the Master Fund shall look only to the assets of the Master Fund for payment under such credit, contract or claim, and neither the Members nor the Directors, nor any of the Director’s officers, employees or agents, whether past, present or future, shall be personally liable therefore. The rights of indemnification and exculpation provided under the LLC Agreement shall not be construed so as to limit liability or provide for indemnification of the Directors and former Directors of the Board, officers and former officers of the Master Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the LLC Agreement to the fullest extent permitted by law.

Security Preemptive and Other Rights [Text Block]	All Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Security Obligations of Ownership [Text Block]

Shares may only be transferred with consent from the Board of Directors. Any Shares held by a Member may be transferred only (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Member or (2) with the consent of the Board of Directors or their delegate (which may be withheld in the Board of Directors’ or their delegate’s sole and absolute discretion).

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Patrick T. Quinn, Esq.

[1]	The Management Fee is payable by the Master Fund, but will be borne indirectly by investors in the Feeder Fund as a result of the Feeder Fund’s investment in the Master Fund. The Master Fund will calculate and pay the Adviser the Management Fee monthly at the annual rate of 1.60% of the average daily value of the Master Fund’s net assets.
[2]	These expenses represent estimated interest payments the Master Fund expects to incur in connection with its credit facility during the first 12 months of operations. The table assumes an average use of leverage by the Master Fund in an amount equal to 1.07% of the Master Fund’s average net assets of $375 million and assumes the annual interest rate on borrowings is 34.55%. See “Grosvenor and the GCM Infrastructure Platform—Leverage” in the Feeder Fund Registration Statement.
[3]	Includes estimated fees and expenses of the Infrastructure Funds in which the Master Fund intends to invest based upon estimated net assets of the Master Fund of $375 million. The AFFE are based on estimated amounts for the Master Fund’s first 12 months of operations. Some or all of the Infrastructure Funds in which the Master Fund intends to invest charge carried interests, incentive fees or allocations based on the Infrastructure Funds’ performance. The Infrastructure Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The AFFE disclosed above are based on historic returns of the Infrastructure Funds in which the Master Fund anticipates investing during the first 12 months of operations, which may change substantially over time, therefore, significantly affecting AFFE. The AFFE shown in the expense table above reflects operating expenses of Infrastructure Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of Infrastructure Funds) after refunds, excluding any performance-based fees or allocations paid by Infrastructure Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in Infrastructure Funds.
[4]	“Other Expenses” are estimated based on average net assets of the Master Fund of $375 million and anticipated expenses for the first year of the Master Fund’s operations. The Other Expenses include, among other things, professional fees and other expenses that the Master Fund will bear, including initial and ongoing offering costs and fees and expenses of the transfer agent and custodian and includes amounts that the Master Fund reimburses to the Adviser for administrative services that the Adviser provides or arranges to be provided to the Master Fund. Other Expenses are estimated for the first 12 months of operations.
[5]	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Master Fund for a one-year term beginning on the initial closing date for Master Fund Shares and ending on the one year anniversary thereof (the “Limitation Period”) to pay, waive, or reimburse the Master Fund’s expenses during the Limitation Period such that the Master Fund’s total annual operating expenses (exclusive of certain “Specified “Expenses” listed below) do not exceed 1.00% per annum of the Master Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Specified Expenses” is defined to include (i) all fees and expenses of the investments in which the Master Fund invests (including the underlying fees of Infrastructure Funds, Infrastructure Assets and other investments); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Infrastructure Funds, Infrastructure Assets and other investments; (iv) interest payments incurred on borrowing by the Master Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund; (vi) distribution and/or shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders. To the extent that the Master Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will waive fees or pay or reimburse expenses of the Master Fund to the extent necessary to eliminate such excess. The Adviser or its affiliates may also directly pay expenses on behalf of the Master Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives fees, reimburses expenses to the Master Fund or the Adviser or its affiliates pay expenses directly on behalf of the Master Fund, it is permitted to recoup from the Master Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary Operating Expenses have fallen to a level below the Expense Cap and the recouped amount does not raise the aggregate level of ordinary Operating Expenses in the month of recoupment to a level that exceeds any expense cap applicable at such time. The Expense Limitation and Reimbursement Agreement may be terminated only by the Board on notice to the Adviser.